UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management Advisors Inc
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number:
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

  /s/ Thomas M. Motte                    Houston, TX                  11/16/2007
-----------------------                  -----------                  ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            69
                                         ------------
Form 13F Information Table Value Total:  $202,761,922
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Company                     COM              88579Y101  6931938   74075          Sole             Sole      0    0
Adobe Systems                  COM              00724f101   509730   11675          Sole             Sole      0    0
Altera Corp                    COM              021441100  2959070  122885          Sole             Sole      0    0
Am. Intern'l Group             COM              026874107  3613660   53417          Sole             Sole      0    0
American Express Co.           COM              025816109  7604940  128094          Sole             Sole      0    0
Amgen Inc                      COM              031162100   737107   13030          Sole             Sole      0    0
Anheuser-Busch                 COM              035229103  2722705   54465          Sole             Sole      0    0
Applied Materials              COM              038222105  3148884  152120          Sole             Sole      0    0
Arch Coal Inc                  COM              039380100  1369169   40580          Sole             Sole      0    0
Bed Bath & Beyond              COM              075896100   179130    5250          Sole             Sole      0    0
Berkshire Hathaway 'B'         COM              084670207  7089888    1794          Sole             Sole      0    0
Bruker BioSciences             COM              116794108   965052  109665          Sole             Sole      0    0
Calamos Asset Management       COM              12811r104   219064    7760          Sole             Sole      0    0
Carbo Ceramics                 COM              140781105   926837   18270          Sole             Sole      0    0
Cisco Systems                  COM              17275R102  6970365  210395          Sole             Sole      0    0
Citigroup Inc.                 COM              172967101  4736538  101490          Sole             Sole      0    0
Clorox Co                      COM              189054109   253718    4160          Sole             Sole      0    0
Coca-Cola                      COM              191216100  1842200   32055          Sole             Sole      0    0
Covidien LTD                   COM              g2552x108  1245871   30021          Sole             Sole      0    0
CVS Caremark Corp              COM              126650100   403235   10175          Sole             Sole      0    0
Dell Computer                  COM              24702r101   747960   27100          Sole             Sole      0    0
Delta Air Lines 8.125% Pfd     COM              247361405        0    1000          Sole             Sole      0    0
(Escrow)
Diageo PLC                     COM              25243q205  6552992   74695          Sole             Sole      0    0
Electronic Data Systems        COM              285661104  4934376  225933          Sole             Sole      0    0
EOG Resources Inc.             COM              26875p101   836496   11565          Sole             Sole      0    0
Exxon Mobil Corp.              COM              30231g102 11896829  128531          Sole             Sole      0    0
Franklin Electric              COM              353514102   270298    6575          Sole             Sole      0    0
Gannett Co.                    COM              364730101   300219    6870          Sole             Sole      0    0
General Dynamics               COM              369550108   298179    3530          Sole             Sole      0    0
General Electric               COM              369604103  7043428  170131          Sole             Sole      0    0
Goldman Sachs Group            COM              38141g104  1262510    5825          Sole             Sole      0    0
Halliburton Co.                COM              406216101  4529664  117960          Sole             Sole      0    0
Hershey Foods Corp.            COM              427866108  3888925   83795          Sole             Sole      0    0
Isis Pharmaceuticals Inc.      COM              464330109   398651   26630          Sole             Sole      0    0
JDS Uniphase                   COM              46612j507  2761047  184562          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  6163514   93813          Sole             Sole      0    0
Joy Global Inc.                COM              481165108  4736642   93131          Sole             Sole      0    0
Lamar Advertising              COM              512815101   422121    8620          Sole             Sole      0    0
Linear Technology Corp.        COM              535678106  1118455   31965          Sole             Sole      0    0
Medtronic Inc.                 COM              585055106  3508476   62196          Sole             Sole      0    0
Merrill Lynch & Co.            COM              590188108   699613    9815          Sole             Sole      0    0
Microsoft Corp                 COM              594918104  6702886  227525          Sole             Sole      0    0
Monsanto Co.                   COM              61166w101   177824    2074          Sole             Sole      0    0
Morgan Stanley                 COM              617446448   898380   14260          Sole             Sole      0    0
Nabors Industries Inc.         COM              G6359f103  4447341  144535          Sole             Sole      0    0
Nokia Corp Spon ADR            COM              654902204  3067209   80865          Sole             Sole      0    0
Novartis AG ADR                COM              66987v109  5167339   94020          Sole             Sole      0    0
Pepsico, Inc.                  COM              713448108  7056989   96328          Sole             Sole      0    0
Procter & Gamble               COM              742718109  6760166   96107          Sole             Sole      0    0
Royal Dutch Shell PLC Cl-A     COM              780259206   718253    8740          Sole             Sole      0    0
Schering-Plough                COM              806605101   189780    6000          Sole             Sole      0    0
St Jude Medical Inc.           COM              790849103  2105664   47780          Sole             Sole      0    0
Stryker Corp.                  COM              863667101  1692527   24615          Sole             Sole      0    0
Sysco Corp.                    COM              871829107  4050248  113803          Sole             Sole      0    0
Texon Energy Corp.             COM              883058109        0   49430          Sole             Sole      0    0
Tidewater Inc.                 COM              886423102  1373054   21850          Sole             Sole      0    0
Tractor Supply Co              COM              892356106  2958056   64180          Sole             Sole      0    0
Transocean Inc.                COM              g90078109   290990    2574          Sole             Sole      0    0
Tyco Electronics Ltd.          COM              g9144p105  4138117  116797          Sole             Sole      0    0
Tyco Int'l Ltd                 COM              g9143x208  1856072   41860          Sole             Sole      0    0
U.S.Bancorp                    COM              902973304   396866   12200          Sole             Sole      0    0
UnitedHealth Group             COM              91324p102  2032413   41966          Sole             Sole      0    0
Vodafone Group PLC ADR         COM              92857w209  5137466  141528          Sole             Sole      0    0
Wal-Mart                       COM              931142103  5162267  118265          Sole             Sole      0    0
WellPoint Inc.                 COM              94973v107  5874015   74430          Sole             Sole      0    0
Wells Fargo & Co               COM              949746101  6179357  173480          Sole             Sole      0    0
Wesco Financial Corp           COM              950817106   264670     665          Sole             Sole      0    0
Xilinx Inc.                    COM              983919101  2411937   92270          Sole             Sole      0    0
Zimmer Holdings Inc.           COM              98956p102  4852515   59915          Sole             Sole      0    0